GUARANTEE OF REGISTERED SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CURRENT ASSETS:
Cash and cash equivalents	$ 438,853	$ 437,479	$ 639,681	$ 222,428
Restricted cash	0	15,265
Receivables - trade and other	283,592	269,896
Inventories	0	0
Prepaid expenses and other current assets	71,609	44,689
Assets of discontinued operations	27,661	1,007,924
Total current assets	821,715	1,775,253
Property, plant and equipment - gross	7,029,322	5,530,402
Less accumulated depreciation and amortization	1,350,609	1,185,880
Property, plant and equipment - net	5,678,713	4,344,522
Investments in subsidiaries	0	0
Due from affiliates	0	0
Other assets	97,417	97,682
TOTAL ASSETS	6,597,845	6,217,457
CURRENT LIABILITIES:
Current maturities of long-term debt	45,023	52,166
Accounts payable - trade	111,082	81,715
Deferred revenues	36,220	7,748
Billings in excess of costs on uncompleted contracts	0	0
Accrued liabilities	131,041	124,539
Liabilities of discontinued operations	25,005	378,797
Total current liabilities	348,371	644,965
Long-term debt - less current maturities	1,089,335	1,133,745
Due to affiliates	0	0
Other liabilities	357,709	251,145
Deferred income taxes - net	476,443	435,292
Shareholders' equity	4,325,987	3,752,310
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	6,597,845	6,217,457
Condensed Consolidating Income Statements [Abstract]
REVENUES	939,229	1,017,705	1,043,003
COSTS AND EXPENSES:
Direct operating costs (excluding items below)	508,066	416,832	404,313
Depreciation and amortization	183,903	138,301	123,940
Selling, general and administrative	88,278	78,658	65,953
Loss (gain) on disposals of property and equipment	(1,577)	402	(5,543)
Material charges and other operating expenses	10,976	5,250	0
Total costs and expenses	789,646	639,443	588,663
INCOME (LOSS) FROM OPERATIONS	149,583	378,262	454,340
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	(20,071)	(24,879)	(8,028)
Interest income	730	1,289	1,194
Gain on debt extinguishment	0	5,324	0
Other - net	(162)	(461)	12
Total other income (expense) - net	(19,503)	(18,727)	(6,822)
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	130,080	359,535	447,518
(Benefit) provision for income taxes	(5,659)	91,934	119,186
NET INCOME FROM CONTINUING OPERATIONS	135,739	267,601	328,332
DISCONTINUED OPERATIONS, NET OF TAX	601,102	12,394	39,172
EQUITY IN EARNINGS OF SUBSIDIARIES, NET OF TAX	0	0	0
NET INCOME	736,841	279,995	367,504
Statement of Comprehensive Income [Abstract]
NET INCOME (LOSS)	736,841	279,995	367,504
Other comprehensive income, net of tax:
Pension and other postretirement benefit adjustments, net of income taxes	(80,176)	4,826	66,695
Net (loss) gain arising during the period	(79,888)	(3,779)	14,225
Prior service credit arising during the period	0	0	43,703
Amortization of net loss	14,135	12,648	10,721
Amortization of transition obligation	552	430	431
Amortization of prior service credit	(14,975)	(4,473)	(2,385)
OTHER COMPREHENSIVE INCOME	(80,176)	4,826	66,695
COMPREHENSIVE INCOME (LOSS)	656,665	284,821	434,199
Consolidated Statement of Cash Flows [Abstract]
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	94,679	508,162	544,094
Investing activities:
Property, plant and equipment additions	(1,517,674)	(490,560)	(566,383)
Proceeds from disposals of property, plant and equipment	5,734	3,267	8,592
Proceeds from sales of manufacturing and land drilling operations, net	1,555,480	0	0
Change in restricted cash balance	15,265	(15,265)	0
Cash acquired from SKDP transaction, net	0	(17,681)	0
Proceeds from sale of investments	0	0	0
Investments in consolidated subsidiaries	0	0	0
Investments- marketable securities	0	0	0
Net cash provided by (used in) investing activities	58,805	(520,239)	(557,791)
Financing activities:
Repayments of borrowings	(52,166)	(594,013)	(64,922)
Advances (to) from affiliates	0	0	0
Contributions from parent	0	0	0
Proceeds from borrowings - net of issue costs	0	395,517	491,729
Proceeds from stock option and debenture plans	19,941	7,959	1,471
Payments to acquire treasury stock	(125,013)	0	0
Excess tax benefits from stock-based compensation	5,128	412	2,672
Net cash provided by (used in) financing activities	(152,110)	(190,125)	430,950
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,374	(202,202)	417,253
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	438,853	437,479	639,681	222,428
CASH AND CASH EQUIVALENTS, END OF PERIOD	438,853	437,479	639,681	222,428
Rowan UK [Member]
CURRENT ASSETS:
Cash and cash equivalents	21,472	0	0	0
Restricted cash	0	0
Receivables - trade and other	0	0
Inventories	0	0
Prepaid expenses and other current assets	0	0
Assets of discontinued operations	0	0
Total current assets	21,472	0
Property, plant and equipment - gross	0	0
Less accumulated depreciation and amortization	0	0
Property, plant and equipment - net	0	0
Investments in subsidiaries	0	0
Due from affiliates	0	0
Other assets	0	0
TOTAL ASSETS	21,472	0
CURRENT LIABILITIES:
Current maturities of long-term debt	0	0
Accounts payable - trade	730	0
Deferred revenues	0	0
Billings in excess of costs on uncompleted contracts	0	0
Accrued liabilities	0	0
Liabilities of discontinued operations	0	0
Total current liabilities	730	0
Long-term debt - less current maturities	0	0
Due to affiliates	1,151	0
Other liabilities	0	0
Deferred income taxes - net	0	0
Shareholders' equity	19,591	0
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	21,472	0
Condensed Consolidating Income Statements [Abstract]
REVENUES	0	0	0
COSTS AND EXPENSES:
Direct operating costs (excluding items below)	0	0	0
Depreciation and amortization	0	0	0
Selling, general and administrative	2,161	0	0
Loss (gain) on disposals of property and equipment	0	0	0
Material charges and other operating expenses	0	0	0
Total costs and expenses	2,161	0	0
INCOME (LOSS) FROM OPERATIONS	(2,161)	0	0
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	0	0	0
Interest income	1	0	0
Gain on debt extinguishment	0	0	0
Other - net	0	0	0
Total other income (expense) - net	1	0	0
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(2,160)	0	0
(Benefit) provision for income taxes	0	0	0
NET INCOME FROM CONTINUING OPERATIONS	(2,160)	0	0
DISCONTINUED OPERATIONS, NET OF TAX	0	0	0
EQUITY IN EARNINGS OF SUBSIDIARIES, NET OF TAX	0	0	0
NET INCOME	(2,160)	0	0
Statement of Comprehensive Income [Abstract]
NET INCOME (LOSS)	(2,160)	0	0
Other comprehensive income, net of tax:
Net (loss) gain arising during the period	0	0	0
Prior service credit arising during the period	0	0	0
Amortization of net loss	0	0	0
Amortization of transition obligation	0	0	0
Amortization of prior service credit	0	0	0
OTHER COMPREHENSIVE INCOME	0	0	0
COMPREHENSIVE INCOME (LOSS)	(2,160)	0	0
Consolidated Statement of Cash Flows [Abstract]
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(1,430)	0	0
Investing activities:
Property, plant and equipment additions	0	0	0
Proceeds from disposals of property, plant and equipment	0	0	0
Proceeds from sales of manufacturing and land drilling operations, net	0	0	0
Change in restricted cash balance	0	0	0
Cash acquired from SKDP transaction, net	0	0	0
Proceeds from sale of investments	0	0	0
Investments in consolidated subsidiaries	0	0	0
Investments- marketable securities	0	0	0
Net cash provided by (used in) investing activities	0	0	0
Financing activities:
Repayments of borrowings	0	0	0
Advances (to) from affiliates	1,152	0	0
Contributions from parent	21,750	0	0
Proceeds from borrowings - net of issue costs	0	0	0
Proceeds from stock option and debenture plans	0	0	0
Payments to acquire treasury stock	0	0	0
Excess tax benefits from stock-based compensation	0	0	0
Net cash provided by (used in) financing activities	22,902	0	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	21,472	0	0
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	21,472	0	0	0
CASH AND CASH EQUIVALENTS, END OF PERIOD	21,472	0	0	0
Rowan Delaware [Member]
CURRENT ASSETS:
Cash and cash equivalents	184,677	255,061	639,025	219,447
Restricted cash	0	0
Receivables - trade and other	33,380	93,253
Inventories	0	0
Prepaid expenses and other current assets	46,137	41,342
Assets of discontinued operations	27,661	0
Total current assets	291,855	389,656
Property, plant and equipment - gross	1,290,526	1,422,533
Less accumulated depreciation and amortization	441,949	466,036
Property, plant and equipment - net	848,577	956,497
Investments in subsidiaries	1,121,573	3,598,680
Due from affiliates	3,732,488	436,877
Other assets	30,581	31,798
TOTAL ASSETS	6,025,074	5,413,508
CURRENT LIABILITIES:
Current maturities of long-term debt	22,464	22,464
Accounts payable - trade	43,091	26,275
Deferred revenues	0	0
Billings in excess of costs on uncompleted contracts	0	0
Accrued liabilities	102,785	99,259
Liabilities of discontinued operations	25,005	0
Total current liabilities	193,345	147,998
Long-term debt - less current maturities	1,073,887	1,095,738
Due to affiliates	0	0
Other liabilities	303,117	200,384
Deferred income taxes - net	128,738	217,078
Shareholders' equity	4,325,987	3,752,310
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	6,025,074	5,413,508
Condensed Consolidating Income Statements [Abstract]
REVENUES	128,561	380,497	633,466
COSTS AND EXPENSES:
Direct operating costs (excluding items below)	76,869	281,392	394,650
Depreciation and amortization	58,874	59,991	63,595
Selling, general and administrative	22,598	59,889	54,942
Loss (gain) on disposals of property and equipment	(157)	(332)	(5,363)
Material charges and other operating expenses	10,976	0	0
Total costs and expenses	169,160	400,940	507,824
INCOME (LOSS) FROM OPERATIONS	(40,599)	(20,443)	125,642
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	(19,560)	(24,879)	(8,028)
Interest income	3,110	23,061	34,644
Gain on debt extinguishment	0	0	0
Other - net	640	(331)	47
Total other income (expense) - net	(15,810)	(2,149)	26,663
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(56,409)	(22,592)	152,305
(Benefit) provision for income taxes	(22,501)	(12,036)	36,874
NET INCOME FROM CONTINUING OPERATIONS	(33,908)	(10,556)	115,431
DISCONTINUED OPERATIONS, NET OF TAX	585,926	0	0
EQUITY IN EARNINGS OF SUBSIDIARIES, NET OF TAX	184,823	290,551	252,073
NET INCOME	736,841	279,995	367,504
Statement of Comprehensive Income [Abstract]
NET INCOME (LOSS)	736,841	279,995	367,504
Other comprehensive income, net of tax:
Net (loss) gain arising during the period	(79,888)	(3,779)	14,225
Prior service credit arising during the period	0	0	43,703
Amortization of net loss	14,135	12,648	10,721
Amortization of transition obligation	552	430	431
Amortization of prior service credit	(14,975)	(4,473)	(2,385)
OTHER COMPREHENSIVE INCOME	(80,176)	4,826	66,695
COMPREHENSIVE INCOME (LOSS)	656,665	284,821	434,199
Consolidated Statement of Cash Flows [Abstract]
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(235,989)	15,613	156,959
Investing activities:
Property, plant and equipment additions	(125,481)	(72,496)	(109,976)
Proceeds from disposals of property, plant and equipment	613	807	6,576
Proceeds from sales of manufacturing and land drilling operations, net	1,555,480	0	0
Change in restricted cash balance	0	0	0
Cash acquired from SKDP transaction, net	0	(17,681)	0
Proceeds from sale of investments	0	0	0
Investments in consolidated subsidiaries	(903,200)	(965,864)	0
Investments- marketable securities	0	0	0
Net cash provided by (used in) investing activities	527,412	(1,055,234)	(103,400)
Financing activities:
Repayments of borrowings	(22,464)	(594,013)	(64,922)
Advances (to) from affiliates	(238,630)	845,782	(64,557)
Contributions from parent	0	0	0
Proceeds from borrowings - net of issue costs	0	395,517	491,729
Proceeds from stock option and debenture plans	19,941	7,959	1,471
Payments to acquire treasury stock	(125,013)	0	0
Excess tax benefits from stock-based compensation	4,359	412	2,298
Net cash provided by (used in) financing activities	(361,807)	655,657	366,019
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(70,384)	(383,964)	419,578
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	184,677	255,061	639,025	219,447
CASH AND CASH EQUIVALENTS, END OF PERIOD	184,677	255,061	639,025	219,447
Other non-guarantor subsidiaries [Member]
CURRENT ASSETS:
Cash and cash equivalents	232,704	182,418	656	2,981
Restricted cash	0	15,265
Receivables - trade and other	250,212	176,643
Inventories	0	0
Prepaid expenses and other current assets	25,472	3,347
Assets of discontinued operations	0	1,007,924
Total current assets	508,388	1,385,597
Property, plant and equipment - gross	5,738,796	4,107,869
Less accumulated depreciation and amortization	908,660	719,844
Property, plant and equipment - net	4,830,136	3,388,025
Investments in subsidiaries	0	0
Due from affiliates	333,357	168,452
Other assets	66,836	65,884
TOTAL ASSETS	5,738,717	5,007,958
CURRENT LIABILITIES:
Current maturities of long-term debt	22,559	29,702
Accounts payable - trade	67,261	55,440
Deferred revenues	36,220	7,748
Billings in excess of costs on uncompleted contracts	0	0
Accrued liabilities	28,256	25,280
Liabilities of discontinued operations	0	378,797
Total current liabilities	154,296	496,967
Long-term debt - less current maturities	15,448	38,007
Due to affiliates	4,064,694	605,329
Other liabilities	54,592	50,761
Deferred income taxes - net	347,705	218,214
Shareholders' equity	1,101,982	3,598,680
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	5,738,717	5,007,958
Condensed Consolidating Income Statements [Abstract]
REVENUES	925,238	875,826	760,311
COSTS AND EXPENSES:
Direct operating costs (excluding items below)	545,767	374,058	360,437
Depreciation and amortization	125,029	78,310	60,345
Selling, general and administrative	63,519	18,769	11,011
Loss (gain) on disposals of property and equipment	(1,420)	734	(180)
Material charges and other operating expenses	0	5,250	0
Total costs and expenses	732,895	477,121	431,613
INCOME (LOSS) FROM OPERATIONS	192,343	398,705	328,698
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	(3,162)	(22,256)	(33,457)
Interest income	270	484	7
Gain on debt extinguishment	0	5,324	0
Other - net	(802)	(130)	(35)
Total other income (expense) - net	(3,694)	(16,578)	(33,485)
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	188,649	382,127	295,213
(Benefit) provision for income taxes	16,842	103,970	82,312
NET INCOME FROM CONTINUING OPERATIONS	171,807	278,157	212,901
DISCONTINUED OPERATIONS, NET OF TAX	15,176	12,394	39,172
EQUITY IN EARNINGS OF SUBSIDIARIES, NET OF TAX	0	0	0
NET INCOME	186,983	290,551	252,073
Statement of Comprehensive Income [Abstract]
NET INCOME (LOSS)	186,983	290,551	252,073
Other comprehensive income, net of tax:
Net (loss) gain arising during the period	0	0	0
Prior service credit arising during the period	0	0	0
Amortization of net loss	0	0	0
Amortization of transition obligation	0	0	0
Amortization of prior service credit	0	0	0
OTHER COMPREHENSIVE INCOME	0	0	0
COMPREHENSIVE INCOME (LOSS)	186,983	290,551	252,073
Consolidated Statement of Cash Flows [Abstract]
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	332,098	492,549	387,135
Investing activities:
Property, plant and equipment additions	(1,392,193)	(418,064)	(456,407)
Proceeds from disposals of property, plant and equipment	5,121	2,460	2,016
Proceeds from sales of manufacturing and land drilling operations, net	0	0	0
Change in restricted cash balance	15,265	(15,265)	0
Cash acquired from SKDP transaction, net	0	0	0
Proceeds from sale of investments	0	0	0
Investments in consolidated subsidiaries	0	0	0
Investments- marketable securities	0	0	0
Net cash provided by (used in) investing activities	(1,371,807)	(430,869)	(454,391)
Financing activities:
Repayments of borrowings	(29,702)	0	0
Advances (to) from affiliates	237,478	(845,782)	64,557
Contributions from parent	881,450	965,864	0
Proceeds from borrowings - net of issue costs	0	0	0
Proceeds from stock option and debenture plans	0	0	0
Payments to acquire treasury stock	0	0	0
Excess tax benefits from stock-based compensation	769	0	374
Net cash provided by (used in) financing activities	1,089,995	120,082	64,931
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	50,286	181,762	(2,325)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	232,704	182,418	656	2,981
CASH AND CASH EQUIVALENTS, END OF PERIOD	232,704	182,418	656	2,981
Consolidating adjustments [Member]
CURRENT ASSETS:
Cash and cash equivalents	0	0	0	0
Restricted cash	0	0
Receivables - trade and other	0	0
Inventories	0	0
Prepaid expenses and other current assets	0	0
Assets of discontinued operations	0	0
Total current assets	0	0
Property, plant and equipment - gross	0	0
Less accumulated depreciation and amortization	0	0
Property, plant and equipment - net	0	0
Investments in subsidiaries	(1,121,573)	(3,598,680)
Due from affiliates	(4,065,845)	(605,329)
Other assets	0	0
TOTAL ASSETS	(5,187,418)	(4,204,009)
CURRENT LIABILITIES:
Current maturities of long-term debt	0	0
Accounts payable - trade	0	0
Deferred revenues	0	0
Billings in excess of costs on uncompleted contracts	0	0
Accrued liabilities	0	0
Liabilities of discontinued operations	0	0
Total current liabilities	0	0
Long-term debt - less current maturities	0	0
Due to affiliates	(4,065,845)	(605,329)
Other liabilities	0	0
Deferred income taxes - net	0	0
Shareholders' equity	(1,121,573)	(3,598,680)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	(5,187,418)	(4,204,009)
Condensed Consolidating Income Statements [Abstract]
REVENUES	(114,570)	(238,618)	(350,774)
COSTS AND EXPENSES:
Direct operating costs (excluding items below)	(114,570)	(238,618)	(350,774)
Depreciation and amortization	0	0	0
Selling, general and administrative	0	0	0
Loss (gain) on disposals of property and equipment	0	0	0
Material charges and other operating expenses	0	0	0
Total costs and expenses	(114,570)	(238,618)	(350,774)
INCOME (LOSS) FROM OPERATIONS	0	0	0
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	2,651	22,256	33,457
Interest income	(2,651)	(22,256)	(33,457)
Gain on debt extinguishment	0	0	0
Other - net	0	0	0
Total other income (expense) - net	0	0	0
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	0	0	0
(Benefit) provision for income taxes	0	0	0
NET INCOME FROM CONTINUING OPERATIONS	0	0	0
DISCONTINUED OPERATIONS, NET OF TAX	0	0	0
EQUITY IN EARNINGS OF SUBSIDIARIES, NET OF TAX	(184,823)	(290,551)	(252,073)
NET INCOME	(184,823)	(290,551)	(252,073)
Statement of Comprehensive Income [Abstract]
NET INCOME (LOSS)	(184,823)	(290,551)	(252,073)
Other comprehensive income, net of tax:
Net (loss) gain arising during the period	0	0	0
Prior service credit arising during the period	0	0	0
Amortization of net loss	0	0	0
Amortization of transition obligation	0	0	0
Amortization of prior service credit	0	0	0
OTHER COMPREHENSIVE INCOME	0	0	0
COMPREHENSIVE INCOME (LOSS)	(184,823)	(290,551)	(252,073)
Consolidated Statement of Cash Flows [Abstract]
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	0	0	0
Investing activities:
Property, plant and equipment additions	0	0	0
Proceeds from disposals of property, plant and equipment	0	0	0
Proceeds from sales of manufacturing and land drilling operations, net	0	0	0
Change in restricted cash balance	0	0	0
Cash acquired from SKDP transaction, net	0	0	0
Proceeds from sale of investments	0	0	0
Investments in consolidated subsidiaries	903,200	0	0
Investments- marketable securities	0	0	0
Net cash provided by (used in) investing activities	903,200	0	0
Financing activities:
Repayments of borrowings	0	0	0
Advances (to) from affiliates	0	0	0
Contributions from parent	(903,200)	0	0
Proceeds from borrowings - net of issue costs	0	0	0
Proceeds from stock option and debenture plans	0	0	0
Payments to acquire treasury stock	0	0	0
Excess tax benefits from stock-based compensation	0	0	0
Net cash provided by (used in) financing activities	(903,200)	0	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0	0
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	0	0	0	0
CASH AND CASH EQUIVALENTS, END OF PERIOD	$ 0	$ 0	$ 0	$ 0